Submission	Dec. 01, 2025
Submission [Line Items]
Central Index Key	0002022097
Registrant Name	MEDI GROUP LIMITED
Registration File Number	333-289774
Form Type	F-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A